                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2002
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Check here if Amendment  [ ]                       Amendment Number:
                                                                     ----
   This Amendment (Check only one.):   [ ]  is a restatement
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MSD Capital, L.P.
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Address:  645 Fifth Avenue, 21st Floor
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          New York, NY 10022
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Form 13F File Number:     28-5391
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc R. Lisker, Esq.
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Title:    General Counsel, MSD Capital, L.P.
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Phone:    (212) 303-1668
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Signature, Place, and Date of Signing:

      /s/ Marc R. Lisker                   New York, NY               August 14, 2002
      ------------------------           ----------------             ---------------
      (Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                   3
Form 13F Information Table Value Total:              12,690
                                                 (thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2  COLUMN 3     COLUMN 4             COLUMN 5              COLUMN 6    COLUMN 7       COLUMN 8
-------------------- --------  ---------   -----------   ---------------------------  ----------   --------   ---------------------
                                           FAIR MARKET   SHARES OR
                     TITLE OF                 VALUE      PRINCIPAL                    INVESTMENT    OTHER        VOTING AUTHORITY
 NAME OF ISSUER       CLASS      CUSIP      (X $1,000)    AMOUNT    SH/PRN  PUT/CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
-------------------- --------  ---------   -----------   ---------  ------  --------  ----------   --------   ------- ------   ----
EXE TECHNOLOGIES INC    COM    301504106      1,366       250,000     SH                 SOLE                 250,000     0      0
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I-MANY INC              COM    44973Q103      2,168       788,649     SH                 SOLE                 788,649     0      0
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MCKESSON CORP           COM    58155Q103      9,156       280,000     SH                 SOLE                 280,000     0      0
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     PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.